Other Gains (Losses) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other gains
Gains on disposal of property, plant and equipment	₩ 93,195	₩ 43,784	₩ 98,077
Gains on disposal of intangible assets	1,556	206	12
Reversal of impairment loss on property, plant and equipment	7,805	16,692	0
Reversal of impairment loss on intangible assets	0	0	17
Gains on foreign currency translation	8,917	16,340	14,905
Gains on foreign currency transaction	61,865	53,152	47,297
Gains on insurance proceeds	43,800	17,410	0
Miscellaneous Other Gains	322,379	238,688	221,556
Gains on disposal of inventories	3,373	3,424	6,350
Gains on proxy collection of TV license fee	41,438	41,013	40,450
Gains on compensation of impaired electric poles	978	1,372	1,166
Gains on compensation for infringement on contract	0	0	3,648
Gains on harbor facilities dues	2,231	3,741	3,803
Gains on technical fees	4,826	3,044	2,026
Reversal of occupation development training fees	352	1,472	1,602
Gains on disposal of waste	6,927	5,317	4,232
Gains on insurance	0	812	22,382
Gains on tax rebate	772	341	542
Gains on other commission	1,643	1,111	4,347
Gains on disposal of assets held-for-sale	0	23,778	0
Others of Miscellaneous Other Gains	259,839	153,263	131,008
Other losses
Losses on disposal of property, plant and equipment	(162,725)	(72,508)	(60,704)
Losses on disposal of intangible assets	(392)	(827)	(43)
Losses on valuation of other non-current assets	(241)	0	0
Impairment loss on property, plant and equipment	(80,413)	(50,034)	(710,162)
Impairment loss on intangible assets	(3,599)	(513,609)	(8,112)
Impairment loss on other non-current assets	0	(49,620)	(87,024)
Losses on foreign currency translation	(17,664)	(8,757)	(7,678)
Losses on foreign currency transaction	(49,694)	(55,283)	(65,366)
Miscellaneous Other Losses	(189,695)	(217,892)	(63,899)
Losses on valuation of inventories	4,998	3,127	1,953
Losses on disposal of inventories	37,644	10,456	3,555
Losses due to disaster	16,814	7,635	2,129
Losses on rounding adjustment of electric charge surtax	1,276	1,268	1,265
Others Of Miscellaneous Other Losses	128,963	195,406	54,997
Net other gains	₩ 35,094	₩ (582,258)	₩ (621,124)